Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	$ 835	$ 1,078
Derivative assets $	2,362	6,172
Accrued liabilities $	(74,753)	(45,757)
Current portion of derivative liabilities $	(11,604)	(79,139)
Derivative liabilities $	(55,038)	(45,797)
Advances from affiliates	8,229	7,300
Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates $	188	0
Current portion of derivative assets $	795	108
Derivative assets $	2,362	1,130
Accrued liabilities $	(2,729)	(4,101)
Current portion of derivative liabilities $	(6,875)	(34,614)
Derivative liabilities $	(31,358)	(35,629)
Interest rate swaption agreements
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates $		0
Current portion of derivative assets $		0
Derivative assets $		0
Accrued liabilities $		0
Current portion of derivative liabilities $		(2)
Derivative liabilities $		0
Cross currency swap agreements
Derivatives, Fair Value [Line Items]
Accounts receivable/Advances to affiliates $	0	0
Current portion of derivative assets $	0	0
Derivative assets $	0	5,042
Accrued liabilities $	(713)	(810)
Current portion of derivative liabilities $	(4,729)	(44,523)
Derivative liabilities $	(23,680)	(10,168)
Toledo Spirit time-charter derivative
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	40	970
Derivative assets $	0	0
Accrued liabilities $	0	0
Current portion of derivative liabilities $	0	0
Derivative liabilities $	0	0
Advances from affiliates	1,021	678
Derivative
Derivatives, Fair Value [Line Items]
Current portion of derivative assets $	835	1,078
Derivative assets $	2,362	6,172
Accrued liabilities $	(3,442)	(4,911)
Current portion of derivative liabilities $	(11,604)	(79,139)
Derivative liabilities $	(55,038)	(45,797)
Advances from affiliates	$ 1,209	$ 678